EMPLOYEE BENEFIT PLANS - Forecast amounts and average duration of payments of obligations (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
2023
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	R$ 50,482
2024
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	53,893
2025
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	57,429
2026
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	61,010
2027
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	64,717
2028 to 2032
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	R$ 376,635